Distribution of Income from Operations, excluding Restructuring and Other Items, by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Segment Reporting Information [Line Items]
Income from operations, excluding Restructuring and other items	$ 30,920	$ 16,640	$ 58,328	$ 28,372
Ireland
Segment Reporting Information [Line Items]
Income from operations, excluding Restructuring and other items	13,556	1,770	25,897	(4,526)
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations, excluding Restructuring and other items	5,198	7,247	10,755	16,968
U.S.
Segment Reporting Information [Line Items]
Income from operations, excluding Restructuring and other items	9,579	4,362	17,369	10,919
Rest of World
Segment Reporting Information [Line Items]
Income from operations, excluding Restructuring and other items	$ 2,587	$ 3,261	$ 4,307	$ 5,011